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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment           [X] Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President / Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      April 17, 2009
     -----------------      ----------------      --------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors,LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $272,786 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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
Kempner Capital Management, Inc.
FORM 13F
September 30, 2008

                                                                                               Voting Authority
                                                        Value     Shares/   Sh/   Put/ Invstmt Other
Name of Issuer              Title of class        CUSIP (x$1000)  Prn Amt   Prn   Call Dscretn Managers  Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

AT&T Inc.                   COM               00206R102    12,149   435,129 SH         Sole               435,129
Alcoa Inc                   COM               013817101     3,752   166,170 SH         Sole               166,170
Allstate Corp.              COM               020002101     9,103   197,375 SH         Sole               197,375
AmEagleOutfittersInc        COM               02553E106     1,707   111,960 SH         Sole               111,960
American Intl Group         COM               026874107       538   161,697 SH         Sole               161,697
AnnalyCapMgmtIncREIT        COM               035710409     7,859   584,300 SH         Sole               584,300
ArcherDanielsMidland        COM               039483102     4,783   218,320 SH         Sole               218,320
Arkansas Best Corp          COM               040790107     6,598   195,850 SH         Sole               195,850
Bank of America Corp.       COM               060505104    10,646   304,163 SH         Sole               304,163
Best Buy Company Inc        COM               086516101     3,979   106,120 SH         Sole               106,120
Black Box Corporation       COM               091826107     5,997   173,686 SH         Sole               173,686
Boeing Company              COM               097023105     4,821    84,055 SH         Sole                84,055
Carlisle Companies Inc      COM               142339100     5,319   177,480 SH         Sole               177,480
Caterpillar Inc             COM               149123101     2,906    48,760 SH         Sole                48,760
Consolidated Edison, Inc    COM               209115104     7,334   170,715 SH         Sole               170,715
Cullen Frost Bankers        COM               229899109     5,435    90,576 SH         Sole                90,576
DiamondrockHspCoREIT        COM               252784301       263    28,860 SH         Sole                28,860
Disney (Walt) Company       COM               254687106     2,632    85,760 SH         Sole                85,760
Dover Corporation           COM               260003108     8,667   213,745 SH         Sole               213,745
Dow Chemical Co             COM               260543103     5,905   185,820 SH         Sole               185,820
Emcore Corporation          COM               290846104       247    50,000 SH         Sole                50,000
Ener Conv Devices Inc       COM               292659109     3,307    56,766 SH         Sole                56,766
Ensco International         COM               26874Q100     3,739    64,879 SH         Sole                64,879
Enzo Biochem Inc.           COM               294100102       604    55,001 SH         Sole                55,001
Exxon Mobil Corp.           COM               30231G102       212     2,725 SH         Sole                 2,725
Gannett Company Inc         COM               364730101     6,843   404,700 SH         Sole               404,700
Genworth Financial Inc      COM               37247D106     1,848   214,580 SH         Sole               214,580
Granite Construction Inc    COM               387328107     1,463    40,850 SH         Sole                40,850
Home Depot Inc              COM               437076102     4,535   175,180 SH         Sole               175,180
IBM Corporation             COM               459200101     8,901    76,100 SH         Sole                76,100
JC Penney Co Inc            COM               708160106     8,760   262,760 SH         Sole               262,760
Johnson & Johnson           COM               478160104     4,484    64,725 SH         Sole                64,725
Lincoln National Corp.      COM               534187109     2,451    57,259 SH         Sole                57,259
Marsh & McLennan            COM               571748102    14,377   452,665 SH         Sole               452,665
PPG Industries Inc          COM               693506107     6,288   107,825 SH         Sole               107,825
Sara Lee Corporation        COM               803111103     2,175   172,240 SH         Sole               172,240
Southern Union Co           COM               844030106     4,567   221,150 SH         Sole               221,150
Staples Inc                 COM               855030102     2,097    93,190 SH         Sole                93,190
Technitrol Inc              COM               878555101     7,395   499,980 SH         Sole               499,980
Verizon Comm. Inc.          COM               92343V104     7,709   240,225 SH         Sole               240,225
Vulcan Materials Co         COM               929160109     6,670    89,530 SH         Sole                89,530
Wyeth                       COM               983024100     5,886   159,340 SH         Sole               159,340
Barclays Plc ADR                              06738E204     6,223   251,925 SH         Sole               251,925
Canon Inc ADR                                 138006309     2,029    53,752 SH         Sole                53,752
Ingersoll-Rand Co                             G4776G101     7,606   244,005 SH         Sole               244,005
Nippon Telgrph&Telphn                         654624105    11,892   528,300 SH         Sole               528,300
Nissan Motor Co Ltd                           654744408     5,572   409,996 SH         Sole               409,996
Nokia Corporation                             654902204     9,554   512,275 SH         Sole               512,275
RenaissanceRe HlgLtd                          G7496G103     6,759   129,980 SH         Sole               129,980
Teva PhrmaInd Ltd ADR                         881624209     2,760    60,270 SH         Sole                60,270
XL Capital Ltd.                               G98255105     4,308   240,122 SH         Sole               240,122
Alliance Worldwide Privatizati                01879X103       269    19,580 SH         Sole                19,580
MrgnStnly AsiaPacific Fd                      61744U106       495    37,000 SH         Sole                37,000
MrgnStnly India Invstmnt Fd                   61745C105       368    18,500 SH         Sole                18,500
REPORT SUMMARY                        54   DATA RECORDS   272,786               1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
No:   028-13146             Name:        Frost Investment Advisors, LLC

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